Employee Benefit Plans	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
Employee Benefit Plans
Pension Plans
Certain employees of the Company are covered by Company-sponsored pension plans and a supplemental pension plan (collectively, the “pension plans”). These pension plans are defined benefit, noncontributory plans. Benefits paid to retirees are based upon age at retirement, years of credited service and average earnings. The Company also has a supplemental pension plan, which is a non-qualified, unfunded plan. The Company uses a December 31 measurement date for the pension plans.
The Company-sponsored pension plans are frozen for all employees except for employees represented by the United Steelworkers of America. The assets of the Company-sponsored pension plans are maintained in a single trust account.
The Company’s funding policy is to satisfy the minimum funding requirements of the Employee Retirement Income Security Act of 1974, commonly called ERISA.
In conjunction with the restructuring activities in the second quarter of 2015, the Company recorded a pension curtailment charge of $2,923 and a pension settlement charge of $3,915 in the year ended December 31, 2015 related to the company-sponsored defined benefit plans.
Components of net periodic pension plans cost were as follows:

	2015	2014	2013
Service cost	$549	$453	$699
Interest cost	6,938	6,885	6,327
Expected return on assets	(9,395)	(8,381)	(9,278)
Amortization of prior service cost	244	282	322
Amortization of actuarial loss	4,018	1,717	1,942
Settlement charge	3,915	—	—
Curtailment charge	2,923	—	—
Net periodic pension plans cost	$9,192	$956	$12

The expected amortization of pension prior service cost and actuarial loss for the next fiscal year are $200 and $1,832, respectively.
The status of the pension plans at December 31, 2015 and 2014 were as follows:

	2015	2014
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$193,322	$156,989
Service cost	549	453
Interest cost	6,938	6,885
Settlement gain	(2,162)	—
Curtailment loss	2,154	—
Plan change	—	719
Benefit payments	(25,383)	(7,587)
Actuarial (gain) loss	(12,477)	35,863
Projected benefit obligation at end of year	$162,941	$193,322
Change in plan assets:
Fair value of plan assets at beginning of year	$183,671	$168,408
Actual (loss) return on assets	(4,140)	22,521
Employer contributions	358	329
Benefit payments	(25,383)	(7,587)
Fair value of plan assets at end of year	$154,506	$183,671
Funded status – net liability	$(8,435)	$(9,651)
Amounts recognized in the Consolidated Balance Sheets consist of:
Prepaid pension cost	$8,422	$7,092
Accrued liabilities	(362)	(322)
Pension benefit obligations	(16,495)	(16,421)
Net amount recognized	$(8,435)	$(9,651)
Pre-tax components of accumulated other comprehensive loss:
Unrecognized actuarial loss	$(35,972)	$(45,009)
Unrecognized prior service cost	(717)	(1,731)
Total	$(36,689)	$(46,740)
Accumulated benefit obligation	$162,290	$192,638

For the plans with an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets were $62,953, $62,302 and $46,096, respectively, at December 31, 2015 and $66,341, $65,657 and $49,598, respectively, at December 31, 2014.
The assumptions used to measure the projected benefit obligations for the Company’s defined benefit pension plans were as follows:

	2015	2014
Discount rate	4.00%	3.75%
Projected annual salary increases	0 - 3.00%	0 - 3.00%
The assumptions used to determine net periodic pension cost were as follows:

	2015	2014	2013
Discount rate	3.50 - 3.75%	4.50%	3.50 - 3.75%
Expected long-term rate of return on plan assets	5.25%	5.25%	5.25%
Projected annual salary increases	0 - 3.00%	0 - 3.00%	0 - 3.00%

During the fourth quarter of 2015, the Company changed the methodology used to estimate the service and interest cost components of net periodic pension cost and net periodic postretirement benefit cost for the Company’s pension and other postretirement benefit plans. Previously, the Company estimated such cost components utilizing a single weighted-average discount rate derived from the market-observed yield curves of high-quality fixed income securities used to measure the pension benefit obligation and accumulated postretirement benefit obligation. The new methodology utilizes a full yield curve approach in the estimation of these cost components by applying the specific spot rates along the yield curve to their underlying projected cash flows and provides a more precise measurement of service and interest costs by improving the correlation between projected cash flows and their corresponding spot rates. The change does not affect the measurement of the Company’s pension obligation or accumulated postretirement benefit obligation. The Company has accounted for this change as a change in accounting estimate and it will be applied prospectively starting in 2016. The adoption of the spot rate approach is expected to decrease the service cost and interest cost components of net periodic pension and postretirement benefit costs by approximately $1,200 in 2016.
The Company’s expected long-term rate of return on plan assets is derived from reviews of asset allocation strategies and historical and anticipated future long-term performance of individual asset classes. The Company’s analysis gives consideration to historical returns and long-term, prospective rates of return.
The Company’s pension plan assets are allocated entirely to fixed income securities at December 31, 2015 and 2014.
The Company’s pension plans’ funds are managed in accordance with investment policies recommended by its investment advisor and approved by the Human Resources Committee of the Board of Directors. The overall target portfolio allocation is 100% fixed income securities. These funds’ conformance with style profiles and performance is monitored regularly by management, with the assistance of the Company’s investment advisor. Adjustments are typically made in the subsequent quarters when investment allocations deviate from the target range. The investment advisor provides quarterly reports to management and the Human Resources Committee of the Board of Directors.
The fair values of the Company’s pension plan assets fall within the following levels of the fair value hierarchy as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Fixed income securities (a)	$16,028	$137,943	$—	$153,971
Accounts receivable – pending trades				535
Total				$154,506
(a) Fixed income securities are comprised of corporate bonds (96%), government agencies securities (2%) and other fixed income securities (2%).
The fair values of the Company’s pension plan assets fall within the following levels of the fair value hierarchy as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Fixed income securities (b)	$15,839	$167,882	$—	$183,721
Accounts payable – pending trades				(50)
Total				$183,671

(b) Fixed income securities are comprised of corporate bonds (75%), government bonds (17%), government agencies securities (4%) and other fixed income securities (4%).
The estimated future pension benefit payments are:

2016	$8,193
2017	8,554
2018	8,786
2019	8,974
2020	9,181
2021 — 2025	48,380

The Company was party to a multi-employer pension plan in Ohio. In connection with the April 2015 restructuring plan, the Company has stated its intention to withdraw from the Ohio multi-employer pension plan. The liability associated with the withdrawal from this plan is estimated by the Company to be $5,500 at December 31, 2015 and has been charged to restructuring expense (income) in the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2015. The Company incurred a withdrawal liability of $720 which was charged to restructuring expense (income) in the Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2013 related to its 2013 restructuring activities and subsequent withdrawal from a multi-employer pension plan for employees of a plant closed in California.
Postretirement Plan
The Company also provides declining value life insurance to its retirees and a maximum of three years of medical coverage to qualified individuals who retire between the ages of 62 and 65. The Company does not fund these benefits in advance, and uses a December 31 measurement date.
Components of net periodic postretirement plan (benefit) cost for 2015, 2014 and 2013 were as follows:

	2015	2014	2013
Service cost	$83	$56	$153
Interest cost	79	76	148
Amortization of actuarial gain	(197)	(336)	(23)
Net periodic postretirement plan (benefit) cost	$(35)	$(204)	$278

The expected amortization of actuarial gain for the next fiscal year is insignificant.
The status of the postretirement plan at December 31, 2015 and 2014 was as follows:

	2015	2014
Change in accumulated postretirement benefit obligations:
Accumulated postretirement benefit obligation at beginning of year	$2,552	$1,977
Service cost	83	56
Interest cost	79	76
Benefit payments	(202)	(224)
Actuarial loss (gain)	(85)	667
Accumulated postretirement benefit obligation at end of year	$2,427	$2,552
Funded status – net liability	$(2,427)	$(2,552)
Amounts recognized in the Consolidated Balance Sheets consist of:
Accrued liabilities	$(246)	$(226)
Postretirement benefit obligations	(2,181)	(2,326)
Net amount recognized	$(2,427)	$(2,552)
Pre-tax components of accumulated other comprehensive loss:
Unrecognized actuarial gain	$2,024	$2,137
Total	$2,024	$2,137

The assumed health care cost trend rates for medical plans at December 31 were as follows:

	2015	2014	2013
Medical cost trend rate	6.50%	7.00%	7.50%
Ultimate medical cost trend rate	5.00%	5.00%	5.00%
Year ultimate medical cost trend rate will be reached	2019	2019	2019

A 1% increase in the health care cost trend rate assumptions would have increased the accumulated postretirement benefit obligation at December 31, 2015 by $103 with no significant impact on the annual periodic postretirement benefit cost. A 1% decrease in the health care cost trend rate assumptions would have decreased the accumulated postretirement benefit obligation at December 31, 2015 by $95 with no significant impact on the annual periodic postretirement benefit cost.
The weighted average discount rate used to determine the net periodic postretirement benefit costs and the accumulated postretirement benefit obligations were as follows:

	2015	2014	2013
Net periodic postretirement benefit costs	3.25%	4.00%	3.50%
Accumulated postretirement benefit obligations	3.50%	3.25%	4.00%

Retirement Savings Plans
The Company’s retirement savings plan for U.S. employees includes features under Section 401(k) of the Internal Revenue Code. The Company provides a 401(k) matching contribution of 100% of each dollar on eligible employee contributions up to the first 6% of the employee’s pre-tax compensation. Company contributions cliff vest after two years of employment.
Effective July 1, 2012, the Company's 401(k) plan was amended to include the U.S. employees of Tube Supply. Employees were eligible to participate in the Company's 401(k) plan immediately. Tube Supply's existing plan assets were rolled over into the Company's 401(k) plan during 2012 as a result of this amendment.
The amounts expensed by the Company relating to its 401(k) plan and other international retirement plans were $3,386, $3,296 and $3,818 for the years ended December 31, 2015, 2014 and 2013, respectively.